UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of Registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Floating Rate Master Series
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Franklin Floating Rate Master Series for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Floating Rate Master Series	$27	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$478,052,369
Total Number of Portfolio Holdings*	300
Portfolio Turnover Rate	19.29%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin Floating Rate Master Series	PAGE 1	4021-STSR-0325

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Floating Rate
Master Series
Financial Statements and Other Important Information
Semiannual |
January 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 19
Notes to Financial Statements 22
Changes In and Disagreements with Accountants 30
Results of Meeting(s) of Shareholders 30
Remuneration Paid to Directors, Officers and Others 30
Board Approval of Management and Subadvisory Agreements 30

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Master Series
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2025
(unaudited)
Year Ended July 31,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.13 $7.13 $7.00 $7.38 $6.99 $8.18
Income from investment operations
a
:
Net investment income .............. 0.311
b
0.656
b
0.567
b
0.292
b
0.301
b
0.415
Net realized and unrealized gains (losses) (0.047) 0.039 0.165 (0.341) 0.417 (1.141)
Total from investment operations ........ 0.264 0.695 0.732 (0.049) 0.718 (0.726)
Less distributions from:
Net investment income .............. (0.324) (0.695) (0.602) (0.331) (0.328) (0.464)
Net asset value, end of period .......... $7.07 $7.13 $7.13 $7.00 $7.38 $6.99
Total return
c
....................... 3.78% 10.10% 11.00% (0.73)% 10.51% (9.13)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.57% 0.56% 0.57% 0.61% 0.58%
Expenses net of waiver and payments by
affiliates .......................... 0.53% 0.53% 0.53%
e
0.53%
e
0.53%
e
0.53%
e
Net investment income ............... 8.67% 9.12% 8.11% 4.01% 4.19% 5.41%
Supplemental data
Net assets, end of period (000’s) ........ $478,052 $514,936 $389,707 $616,607 $430,129 $394,720
Portfolio turnover rate ................ 19.29% 49.16% 11.36% 32.84% 74.82% 16.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), January 31, 2025
Franklin Floating Rate Master Series
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Hotels, Restaurants & Leisure
a
24 Hour Fitness Worldwide, Inc. .................. United States 104,009 $ 4,421 0.00
†
a
Machinery
UTEX Industries, Inc. .......................... United States 120,386 4,474,326 0 .94
Oil, Gas & Consumable Fuels
a
Talos Energy, Inc. ............................. United States 213,184 2,114,785 0 .44
a
Total Common Stocks (Cost $ 15,206,567 ) ...............................
6,593,532 1 .38
Management Investment Companies
Capital Markets
b
Franklin Senior Loan ETF ....................... United States 112,166 2,737,972 0 .57
Invesco Senior Loan ETF ....................... United States 191,000 4,020,550 0 .84
6,758,522 1 .41
Total Management Investment Companies (Cost $ 6,846,783 ) ..............
6,758,522 1 .41
Preferred Stocks
Hotels, Restaurants & Leisure
a
24 Hour Fitness Worldwide, Inc. .................. United States 246,320 25,248 0 .01
a
Total Preferred Stocks (Cost $ 332,425 ) ..................................
25,248 0 .01
Warrants
a a a a a
Warrants
Machinery
a,c
UTEX Industries, Inc. , 2/20/49 .................... United States 321 1 0.00
†
Total Warrants (Cost $ – ) ...............................................
1 0.00
†
Principal
Amount
*
a
Corporate Bonds
Aerospace & Defense
d
TransDigm, Inc. , Senior Secured Note , 144A, 6.375%,
3/01/29 ................................... United States 1,500,000 1,516,907 0 .32
Air Freight & Logistics
d
Rand Parent LLC , Senior Secured Note , 144A, 8.5%,
2/15/30 ................................... United States 1,950,000 2,023,985 0 .42
Automobile Components
d
Tenneco, Inc. , Senior Secured Note , 144A, 8%, 11/17/28 United States 1,500,000 1,433,335 0 .30
Capital Markets
d
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 4.5%, 11/15/29 ........ United States 1,300,000 1,228,584 0 .26
Senior Secured Note , 144A, 6.125%, 11/01/32 ...... United States 1,268,000 1,262,676 0 .26
2,491,260 0 .52
Chemicals
d
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A,
4.875%, 5/01/28 ............................. United States 1,100,000 1,068,129 0 .22
Commercial Services & Supplies
d
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875%, 2/15/31 ............................. United States 500,000 513,156 0 .11
d
Allied Universal Holdco LLC / Allied Universal Finance
Corp. , Senior Note , 144A, 9.75%, 7/15/27 ......... United States 1,600,000 1,611,098 0 .34

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
d
Neptune Bidco US, Inc. , Senior Secured Note , 144A,
9.29%, 4/15/29 ............................. United States 1,200,000 $ 1,023,910 0 .21
3,148,164 0 .66
Diversified Telecommunication Services
d
Altice France SA ,
Senior Secured Note , 144A, 5.125%, 7/15/29 ....... France 800,000 637,455 0 .14
Senior Secured Note , 144A, 5.5%, 10/15/29 ........ France 1,270,000 1,011,577 0 .21
1,649,032 0 .35
Entertainment
d
Banijay Entertainment SAS , Senior Secured Note , 144A,
8.125%, 5/01/29 ............................. France 600,000 624,466 0 .13
Ground Transportation
d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4%, 7/31/29 ............... United States 500,000 465,983 0 .10
Health Care Equipment & Supplies
d
Bausch + Lomb Corp. , Senior Secured Note , 144A,
8.375%, 10/01/28 ............................ United States 320,000 335,427 0 .07
Health Care Providers & Services
d
CHS/Community Health Systems, Inc. , Senior Secured
Note , 144A, 8%, 12/15/27 ..................... United States 1,500,000 1,491,571 0 .31
d,e
Radiology Partners, Inc. , Senior Secured Note , 144A,
PIK, 7.775%, 1/31/29 ......................... United States 1,748,549 1,726,733 0 .36
3,218,304 0 .67
Hotels, Restaurants & Leisure
d
Caesars Entertainment, Inc. , Senior Secured Note , 144A,
6.5%, 2/15/32 .............................. United States 1,400,000 1,418,309 0 .30
d
Great Canadian Gaming Corp. , Senior Secured Note ,
144A, 8.75%, 11/15/29 ........................ Canada 250,000 259,667 0 .05
d
International Game Technology plc , Senior Secured Note ,
144A, 5.25%, 1/15/29 ......................... United States 400,000 393,858 0 .08
2,071,834 0 .43
Independent Power and Renewable Electricity Producers
d
Calpine Corp. , Senior Secured Note , 144A, 4.5%, 2/15/28 United States 1,100,000 1,068,198 0 .22
Insurance
d
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured
Note , 144A, 4.25%, 2/15/29 .................... United States 529,400 501,359 0 .11
d
Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer ,
Senior Note , 144A, 6.75%, 10/15/27 .............. United States 1,000,000 996,310 0 .21
Senior Secured Note , 144A, 6.5%, 10/01/31 ........ United States 1,500,000 1,502,195 0 .31
2,999,864 0 .63
IT Services
d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A,
7.5%, 6/01/31 .............................. United States 600,000 619,384 0 .13
Media
d
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375%, 9/01/31 ............................. United States 100,000 104,136 0 .02
Passenger Airlines
d
Allegiant Travel Co. , Senior Secured Note , 144A, 7.25%,
8/15/27 ................................... United States 1,200,000 1,212,078 0 .25

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
d
American Airlines, Inc. , Senior Secured Note , 144A,
8.5%, 5/15/29 .............................. United States 1,300,000 $ 1,370,433 0 .29
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5%, 4/20/26 ......... United States 787,207 787,296 0 .16
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured
Note , 144A, 4.5%, 10/20/25 .................... United States 118,656 118,141 0 .03
d
United Airlines, Inc. , Senior Secured Note , 144A, 4.375%,
4/15/26 ................................... United States 1,165,000 1,148,969 0 .24
4,636,917 0 .97
Personal Care Products
d
Coty, Inc. , Senior Secured Note , 144A, 5%, 4/15/26 .... United States 392,000 391,737 0 .08
Software
d
Cloud Software Group, Inc. , Secured Note , 144A, 9%,
9/30/29 ................................... United States 1,100,000 1,127,414 0 .24
Wireless Telecommunication Services
d
Vmed O2 UK Financing I plc , Senior Secured Bond ,
144A, 4.25%, 1/31/31 ......................... United Kingdom 360,000 312,243 0 .07
Total Corporate Bonds (Cost $ 31,279,763 ) ...............................
31,306,719 6 .55
f
Senior Floating Rate Interests
g
Aerospace & Defense
Bleriot US Bidco, Inc., First Lien, 2023 CME Term Loan ,
7.079% , ( 3-month SOFR + 2.75% ), 10/31/30 ....... United States 172,899 173,856 0 .04
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term
Loan, B1 , 6.562% , ( 1-month SOFR + 2.25% ), 10/31/31 United States 432,504 434,740 0 .09
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term
Loan, B2 , 6.562% , ( 1-month SOFR + 2.25% ), 10/31/31 United States 164,511 165,361 0 .03
Signia Aerospace LLC, First Lien, Initial CME Term Loan ,
7.396% , ( 3-month SOFR + 3% ), 11/21/31 .......... United States 700,649 703,935 0 .15
TransDigm, Inc., First Lien, CME Term Loan, J , 6.829% ,
( 3-month SOFR + 2.5% ), 2/28/31 ................ United States 2,985,000 2,999,552 0 .63
4,477,444 0 .94
a a a a a a
g
Air Freight & Logistics
Clue Opco LLC, First Lien, CME Term Loan, B , 8.791% ,
( 3-month SOFR + 4.5% ), 12/19/30 ............... United States 2,972,523 2,980,103 0 .62
Rand Parent LLC, First Lien, CME Term Loan, B , 8.079% ,
( 3-month SOFR + 3.75% ), 3/18/30 ............... United States 2,592,603 2,604,270 0 .55
5,584,373 1 .17
a a a a a a
g
Automobile Components
Adient US LLC, First Lien, CME Term Loan, B2 , 6.562% ,
( 1-month SOFR + 2.25% ), 1/31/31 ............... United States 1,172,235 1,178,055 0 .25
Clarios Global LP, First Lien, 2024 Dollar CME Term
Loan , 6.812% , ( 1-month SOFR + 2.5% ), 5/06/30 .... United States 585,616 585,836 0 .12
h
Clarios Global LP, First Lien, Amendment No.6 Dollar
CME Term Loan , 7.065% , ( 1-month SOFR + 2.75% ),
1/14/32 ................................... United States 1,609,724 1,615,092 0 .34
DexKo Global, Inc., First Lien, 2023 Incremental CME
Term Loan , 8.579% , ( 3-month SOFR + 4.25% ),
10/04/28 .................................. United States 390,789 378,333 0 .08
h
DexKo Global, Inc., First Lien, Closing Date Dollar CME
Term Loan , 8.34% , ( 3-month SOFR + 3.75% ), 10/04/28 United States 1,421,123 1,363,525 0 .28
First Brands Group LLC, First Lien, 2021 CME Term
Loan , 9.847% , ( 3-month SOFR + 5% ), 3/30/27 ...... United States 2,249,153 2,212,604 0 .46

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Automobile Components (continued)
First Brands Group LLC, First Lien, 2022-2 Incremental
CME Term Loan , 9.552% , ( 3-month SOFR + 5% ),
3/30/27 ................................... United States 2,311,388 $ 2,276,140 0 .48
First Brands Group LLC, Second Lien, 2021 CME Term
Loan , 13.052% , ( 3-month SOFR + 8.5% ), 3/30/28 ... United States 1,871,447 1,780,214 0 .37
Highline Aftermarket Acquisition LLC, First Lien, 2024-1
Refinancing CME Term Loan , 8.312% , ( 1-month SOFR
+ 4% ), 11/09/27 ............................. United States 226,963 228,381 0 .05
TI Group Automotive Systems LLC, First Lien, 2021
Refinancing CME Term Loan, B , 7.676% , ( 1-month
SOFR + 3.25% ), 12/16/26 ..................... United States 991,781 995,500 0 .21
12,613,680 2 .64
a a a a a a
Banks
g ,h
Chrysaor Bidco SARL, First Lien, USD CME Term Loan,
B , 7.789% , ( 3-month SOFR + 3.5% ), 7/17/31 ....... Luxembourg 475,915 481,949 0 .10
g
Beverages
Triton Water Holdings, Inc., First Lien, 2024 Incremental
CME Term Loan , 8.329% , ( 3-month SOFR + 4% ),
3/31/28 ................................... United States 165,000 165,911 0 .04
Triton Water Holdings, Inc., First Lien, Initial CME Term
Loan , 7.84% , ( 3-month SOFR + 3.25% ), 3/31/28 .... United States 1,530,758 1,539,928 0 .32
1,705,839 0 .36
a a a a a a
Broadline Retail
g
Peer Holding III BV, First Lien, CME Term Loan, B5 ,
7.329% , ( 3-month SOFR + 3% ), 7/01/31 .......... Netherlands 1,707,942 1,719,044 0 .36
Building Products
g
AZZ, Inc., First Lien, Initial CME Term Loan , 6.812% ,
( 1-month SOFR + 2.5% ), 5/14/29 ................ United States 513,172 517,160 0 .11
g
Cornerstone Building Brands, Inc., First Lien, CME Term
Loan, C , 8.806% , ( 1-month SOFR + 4.5% ), 5/15/31 .. United States 819,863 796,550 0 .17
g
Cornerstone Building Brands, Inc., First Lien, New CME
Term Loan, B , 7.656% , ( 1-month SOFR + 3.25% ),
4/12/28 ................................... United States 1,320,502 1,261,291 0 .26
g
EMRLD Borrower LP, First Lien, Initial CME Term Loan,
B , 6.933% , ( 6-month SOFR + 2.5% ), 5/31/30 ....... United States 326,733 328,069 0 .07
g
MIWD Holdco II LLC, First Lien, 2024 Incremental CME
Term Loan , 7.312% , ( 1-month SOFR + 3% ), 3/28/31 . United States 1,541,356 1,556,053 0 .33
i
Quikrete Holdings, Inc., First Lien, CME Term Loan , TBD,
1/31/32 ................................... United States 1,268,966 1,265,793 0 .26
g
Quikrete Holdings, Inc., First Lien, CME Term Loan, B1 ,
6.812% , ( 1-month SOFR + 2.5% ), 4/14/31 ......... United States 880,444 882,702 0 .18
g
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 ,
6.562% , ( 1-month SOFR + 2.25% ), 3/19/29 ........ United States 551,499 553,567 0 .12
g
Summit Materials LLC, First Lien, CME Term Loan, B2 ,
6.055% , ( 1-month SOFR + 1.75% ), 1/12/29 ........ United States 478,313 479,361 0 .10
7,640,546 1 .60
a a a a a a
g
Capital Markets
AI Aqua Merger Sub, Inc., First Lien, Initial Term Loan, B ,
8.053% , ( 1-month SOFR + 3.5% ), 7/31/28 ......... United States 2,253,421 2,261,826 0 .47
Aretec Group, Inc., First Lien, CME Term Loan, B3 ,
7.812% , ( 1-month SOFR + 3.5% ), 8/09/30 ......... United States 1,271,900 1,279,455 0 .27
Ascensus Group Holdings, Inc., First Lien, 2024 CME
Term Loan, B , 7.312% , ( 1-month SOFR + 3% ), 8/02/28 United States 1,678,572 1,683,465 0 .35

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Capital Markets (continued)
Citadel Securities LP, First Lien, 2024 CME Term Loan ,
6.329% , ( 3-month SOFR + 2% ), 10/31/31 .......... United States 1,510,847 $ 1,520,977 0 .32
Deerfield Dakota Holding LLC, First Lien, Initial Dollar
CME Term Loan , 8.079% , ( 3-month SOFR + 3.75% ),
4/09/27 ................................... United States 1,456,757 1,436,894 0 .30
Edelman Financial Engines Center LLC (The), First Lien,
2024 Refinancing CME Term Loan , 8.494% , ( 12-month
SOFR + 3.25% ), 4/07/28 ...................... United States 1,513,462 1,526,849 0 .32
First Eagle Holdings, Inc., First Lien, CME Term Loan, B2 ,
7.329% , ( 3-month SOFR + 3% ), 3/05/29 .......... United States 1,189,508 1,194,830 0 .25
GTCR Everest Borrower LLC, First Lien, Initial CME Term
Loan , 7.079% , ( 3-month SOFR + 2.75% ), 9/05/31 ... United States 696,517 698,889 0 .15
Guggenheim Partners Investment Management Holdings
LLC, First Lien, CME Term Loan, B , 6.829% , ( 3-month
SOFR + 2.5% ), 11/26/31 ...................... United States 472,441 475,443 0 .10
Jane Street Group LLC, First Lien, Extended CME Term
Loan , 6.395% , ( 3-month SOFR + 2% ), 12/15/31 ..... United States 1,654,776 1,654,329 0 .34
e
Russell Investments US Institutional Holdco, Inc., First
Lien, 2027 CME Term Loan , PIK, 9.291% , ( 3-month
SOFR + 5% ), 5/28/27 ......................... United States 2,551,638 2,472,431 0 .52
WEC US Holdings, Inc., First Lien, Initial CME Term Loan ,
6.587% , ( 1-month SOFR + 2.25% ), 1/27/31 ........ United States 1,506,714 1,512,741 0 .32
17,718,129 3 .71
a a a a a a
g
Chemicals
A-AP Buyer, Inc., First Lien, Initial CME Term Loan ,
7.562% , ( 1-month SOFR + 3.25% ), 9/09/31 ........ United States 383,959 387,319 0 .08
Hexion Holdings Corp., First Lien, 2024 Refinancing CME
Term Loan , 8.302% , ( 1-month SOFR + 4% ), 3/15/29 . United States 2,731,093 2,739,054 0 .57
Hexion Holdings Corp., Second Lien, Initial CME Term
Loan , 11.849% , ( 1-month SOFR + 7.438% ), 3/15/30 .. United States 1,826,265 1,764,629 0 .37
INEOS US Finance LLC, First Lien, 2030 Dollar CME
Term Loan , 7.562% , ( 1-month SOFR + 3.25% ), 2/18/30 Luxembourg 513,513 514,157 0 .11
INEOS US Petrochem LLC, First Lien, New CME Term
Loan, B1 , 8.662% , ( 1-month SOFR + 4.25% ), 4/02/29 United States 1,522,625 1,528,334 0 .32
LSF11 A5 HoldCo LLC, First Lien, 2024 Refinancing CME
Term Loan , 7.926% , ( 1-month SOFR + 3.5% ), 10/16/28 United States 1,550,503 1,559,364 0 .33
Lummus Technology Holdings V LLC, First Lien, 2024
CME Term Loan, B , 7.857% , ( 1-month SOFR + 3.5% ),
12/31/29 .................................. United States 816,928 822,928 0 .17
Nouryon Finance BV, First Lien, November 2024 Dollar
CME Term Loan, B1 , 7.657% , ( 3-month SOFR +
3.25% ), 4/03/28 ............................. Netherlands 1,188,799 1,200,503 0 .25
SCIH Salt Holdings, Inc., First Lien, Incremental CME
Term Loan, B1 , 7.575% , ( 1-month SOFR + 3%;
3-month SOFR + 3% ), 1/31/29 .................. United States 2,048,806 2,060,218 0 .43
Vibrantz Technologies, Inc., First Lien, Initial CME Term
Loan , 8.689% , ( 3-month SOFR + 4.25% ), 4/23/29 ... United States 3,951,967 3,905,037 0 .82
16,481,543 3 .45
a a a a a a
Commercial Services & Supplies
g
Allied Universal Holdco LLC, First Lien, Initial US Dollar
CME Term Loan , 8.162% , ( 1-month SOFR + 3.75% ),
5/12/28 ................................... United States 3,819,070 3,836,542 0 .80
g
APi Group DE, Inc., First Lien, Repriced 2021 Incremental
CME Term Loan , 6.312% , ( 1-month SOFR + 2% ),
1/03/29 ................................... United States 101,584 101,961 0 .02

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
Commercial Services & Supplies (continued)
g
CCI Buyer, Inc., First Lien, Initial CME Term Loan ,
8.329% , ( 3-month SOFR + 4% ), 12/17/27 .......... United States 1,762,461 $ 1,772,374 0 .37
g
Madison IAQ LLC, First Lien, Initial CME Term Loan ,
6.762% , ( 6-month SOFR + 2.5% ), 6/21/28 ......... United States 882,567 885,325 0 .19
g
Neptune Bidco US, Inc., First Lien, Dollar CME Term
Loan, B , 9.389% , ( 3-month SOFR + 5% ), 4/11/29 .... United States 3,132,020 2,646,557 0 .55
g
PG Polaris BidCo SARL, First Lien, Initial CME Term
Loan , 7.329% , ( 3-month SOFR + 3% ), 3/26/31 ...... Luxembourg 1,170,162 1,179,669 0 .25
i
Pitney Bowes, Inc., First Lien, CME Term Loan, B , TBD,
1/01/32 ................................... United States 2,600,000 2,574,000 0 .54
g
Pitney Bowes, Inc., First Lien, Refinancing CME Term
Loan, B , 8.426% , ( 1-month SOFR + 4% ), 3/17/28 .... United States 3,543,061 3,525,346 0 .74
g
Prime Security Services Borrower LLC, First Lien, 2024-1
Refinancing CME Term Loan, B1 , 6.326% , ( 1-month
SOFR + 2% ), 10/15/30 ........................ United States 1,384,156 1,388,911 0 .29
g
Reworld Holding Corp., First Lien, 2024 Refinancing
CME Term Loan, B , 6.826% , ( 1-month SOFR + 2.5% ),
11/30/28 .................................. United States 1,097,037 1,102,747 0 .23
g
Reworld Holding Corp., First Lien, 2024 Refinancing
CME Term Loan, C , 6.826% , ( 1-month SOFR + 2.5% ),
11/30/28 .................................. United States 60,248 60,562 0 .01
g
Spin Holdco, Inc., First Lien, Initial CME Term Loan ,
8.706% , ( 3-month SOFR + 4% ), 3/06/28 .......... United States 3,843,925 3,227,129 0 .67
22,301,123 4 .66
a a a a a a
Communications Equipment
g
Delta Topco, Inc., First Lien, Second Amendment CME
Term Loan , 8.198% , ( 6-month SOFR + 3.5% ), 11/30/29 United States 1,766,968 1,771,112 0 .37
g
Construction & Engineering
Artera Services LLC, First Lien, CME Term Loan, C ,
8.829% , ( 3-month SOFR + 4.5% ), 2/18/31 ......... United States 812,045 807,685 0 .17
Brand Industrial Services, Inc., First Lien, CME Term
Loan, C , 9.071% , ( 3-month SOFR + 4.5% ), 8/01/30 .. United States 963,592 951,191 0 .20
Chromalloy Corp., First Lien, CME Term Loan , 8.06% ,
( 3-month SOFR + 3.75% ), 3/27/31 ............... United States 862,242 864,467 0 .18
Zekelman Industries, Inc., First Lien, 2024 CME Term
Loan , 6.551% , ( 1-month SOFR + 2.25% ), 1/24/31 ... United States 384,055 383,815 0 .08
3,007,158 0 .63
a a a a a a
Consumer Finance
g
Neon Maple US Debt Mergersub, Inc., First Lien, CME
Term Loan, B1 , 7.444% , ( 1-month SOFR + 3% ),
11/17/31 .................................. United States 1,684,665 1,691,210 0 .35
g
Containers & Packaging
Charter Next Generation, Inc., First Lien, 2024
Replacement CME Term Loan , 7.326% , ( 1-month
SOFR + 3% ), 11/29/30 ........................ United States 1,655,113 1,667,998 0 .35
Klockner Pentaplast of America, Inc., First Lien, USD
CME Term Loan, B , 9.723% , ( 6-month SOFR +
4.725% ), 2/09/26 ............................ Luxembourg 2,529,063 2,254,926 0 .47
Mauser Packaging Solutions Holding Co., First Lien,
Initial CME Term Loan , 7.337% , ( 1-month SOFR + 3% ),
4/15/27 ................................... United States 1,016,407 1,023,395 0 .21
ProAmpac PG Borrower LLC, First Lien, 2024 CME Term
Loan, B , 8.389% , ( 3-month SOFR + 4% ), 9/15/28 .... United States 1,254,032 1,258,471 0 .26

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Containers & Packaging (continued)
SupplyOne, Inc., First Lien, CME Term Loan, B , 8.062% ,
( 1-month SOFR + 3.75% ), 4/21/31 ............... United States 1,448,240 $ 1,462,947 0 .31
7,667,737 1 .60
a a a a a a
g
Distributors
BCPE Empire Holdings, Inc., First Lien, CME Term Loan ,
7.857% , ( 1-month SOFR + 3.5% ), 12/11/28 ........ United States 1,551,985 1,565,565 0 .32
Core & Main LP, First Lien, CME Term Loan, E , 6.311% ,
( 1-month SOFR + 2% ), 2/10/31 ................. United States 521,062 524,319 0 .11
h
Verde Purchaser LLC, First Lien, Initial CME Term Loan ,
8.829% , ( 3-month SOFR + 4.5% ), 11/30/30 ........ United States 3,089,729 3,098,287 0 .65
5,188,171 1 .08
a a a a a a
g
Diversified Consumer Services
h
Ascend Learning LLC, First Lien, CME Term Loan, B ,
7.207% , ( 12-month SOFR + 3% ), 12/11/28 ......... United States 788,531 788,467 0 .17
h
Ascend Learning LLC, Second Lien, Initial CME Term
Loan , 10.162% , ( 1-month SOFR + 5.75% ), 12/10/29 . United States 1,300,000 1,298,700 0 .27
KUEHG Corp., First Lien, 2024 Refinancing CME Term
Loan , 7.537% , ( 3-month SOFR + 3.25% ), 6/12/30 ... United States 1,144,680 1,158,095 0 .24
Learning Care Group US No. 2, Inc., First Lien, CME
Term Loan, B , 8.339% , ( 3-month SOFR + 4% ), 8/11/28 United States 400,925 404,309 0 .08
Mavis Tire Express Services Topco Corp., First Lien,
2024-2 Incremental CME Term Loan , 7.857% , ( 1-month
SOFR + 3.5% ), 5/04/28 ....................... United States 394,569 396,729 0 .08
h
Mavis Tire Express Services Topco Corp., First Lien, CME
Term Loan , 7.207% , ( 12-month SOFR + 3% ), 5/04/28 United States 247,250 248,604 0 .05
Pre-Paid Legal Services, Inc., First Lien, Initial CME Term
Loan , 7.676% , ( 1-month SOFR + 3.25% ), 12/07/28 .. United States 559,610 564,003 0 .12
Spring Education Group, Inc., First Lien, CME Term Loan ,
8.329% , ( 3-month SOFR + 4% ), 9/30/30 .......... United States 465,859 468,964 0 .10
Wand NewCo 3, Inc., First Lien, Initial CME Term Loan ,
7.107% , ( 1-month SOFR + 2.75% ), 1/30/31 ........ United States 646,352 647,160 0 .14
5,975,031 1 .25
a a a a a a
g
Diversified Telecommunication Services
Global Tel*Link Corp., First Lien, Initial CME Term Loan ,
11.812% , ( 1-month SOFR + 7.5% ), 7/31/29 ........ United States 1,615,950 1,611,231 0 .34
Zayo Group Holdings, Inc., First Lien, 2022 Incremental
CME Term Loan , 8.607% , ( 1-month SOFR + 4.25% ),
3/09/27 ................................... United States 1,095,139 1,065,105 0 .22
Zayo Group Holdings, Inc., First Lien, Initial Dollar CME
Term Loan , 7.471% , ( 1-month SOFR + 3% ), 3/09/27 . United States 1,623,553 1,566,290 0 .33
4,242,626 0 .89
a a a a a a
Electric Utilities
g
Hamilton Projects Acquiror LLC, First Lien, CME Term
Loan , 8.107% , ( 1-month SOFR + 3.75% ), 5/30/31 ... United States 305,460 308,387 0 .06
Electrical Equipment
g
Roper Industrial Products Investment Co. LLC, First Lien,
Dollar CME Term Loan, D , 7.079% , ( 3-month SOFR +
2.75% ), 11/22/29 ............................ United States 790,757 793,888 0 .17
Electronic Equipment, Instruments & Components
g
Coherent Corp., First Lien, CME Term Loan, B1 , 6.857% ,
( 1-month SOFR + 2.5% ), 7/02/29 ................ United States 327,337 329,332 0 .07

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Entertainment
Banijay Group US Holding, Inc., First Lien, USD CME
Term Loan, B , 7.582% , ( 1-month SOFR + 3.25% ),
3/01/28 ................................... France 680,631 $ 685,140 0 .14
Playtika Holding Corp., First Lien, CME Term Loan, B1 ,
7.176% , ( 1-month SOFR + 2.75% ), 3/13/28 ........ United States 1,106,517 1,112,293 0 .23
UFC Holdings LLC, First Lien, CME Term Loan, B4 ,
6.77% , ( 3-month SOFR + 2.25% ), 11/21/31 ........ United States 1,543,408 1,554,583 0 .33
3,352,016 0 .70
a a a a a a
g
Financial Services
Belfor Holdings, Inc., First Lien, Initial CME Term Loan,
B1 , 8.107% , ( 1-month SOFR + 3.75% ), 11/01/30 .... United States 139,295 141,210 0 .03
Boost Newco Borrower LLC, First Lien, USD CME Term
Loan, B1 , 6.829% , ( 3-month SOFR + 2.5% ), 1/31/31 . United States 4,280,266 4,303,808 0 .90
Priority Holdings LLC, First Lien, Initial CME Term Loan ,
9.062% , ( 1-month SOFR + 4.75% ), 5/16/31 ........ United States 1,068,256 1,073,373 0 .22
Red Planet Borrower LLC, First Lien, CME Term Loan, B ,
7.912% , ( 1-month SOFR + 3.5% ), 10/02/28 ........ United States 1,975,996 1,954,389 0 .41
7,472,780 1 .56
a a a a a a
g
Food Products
Primary Products Finance LLC, First Lien, Term Loan, B ,
8.248% , ( 3-month SOFR + 3.5% ), 4/02/29 ......... United States 1,329,351 1,332,123 0 .28
Simply Good Foods USA, Inc., First Lien, Initial CME
Term Loan , 6.957% , ( 1-month SOFR + 2.5% ), 3/17/27 United States 111,814 112,705 0 .02
1,444,828 0 .30
a a a a a a
g
Ground Transportation
Albion Financing 3 SARL, First Lien, 2024 Amended USD
CME Term Loan , 8.8% , ( 3-month SOFR + 4.25% ),
8/17/29 ................................... Luxembourg 613,033 618,685 0 .13
First Student Bidco, Inc., First Lien, 2022 Incremental
Term Loan, B , 7.704% , ( 3-month SOFR + 3% ), 7/21/28 United States 1,108,241 1,112,225 0 .23
First Student Bidco, Inc., First Lien, CME Term Loan, B ,
6.892% , ( 3-month SOFR + 2.5% ), 7/21/28 ......... United States 1,751,883 1,758,120 0 .37
First Student Bidco, Inc., First Lien, Initial CME Term
Loan, C , 6.892% , ( 3-month SOFR + 2.5% ), 7/21/28 .. United States 535,746 537,654 0 .11
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME
Term Loan, B4 , 7.562% , ( 1-month SOFR + 3.25% ),
1/25/29 ................................... United States 2,269,809 2,272,362 0 .48
Savage Enterprises LLC, First Lien, Refinancing CME
Term Loan , 7.087% , ( 1-month SOFR + 2.75% ), 9/15/28 United States 369,716 373,326 0 .08
WWEX UNI TopCo Holdings LLC, First Lien, Initial CME
Term Loan , 8.329% , ( 3-month SOFR + 4% ), 7/26/28 . United States 1,488,491 1,500,072 0 .31
8,172,444 1 .71
a a a a a a
g
Health Care Equipment & Supplies
Bausch + Lomb Corp., First Lien, Initial CME Term Loan ,
7.661% , ( 1-month SOFR + 3.25% ), 5/10/27 ........ United States 590,909 594,573 0 .13
Medline Borrower LP, First Lien, Dollar Incremental
CME Term Loan , 6.562% , ( 1-month SOFR + 2.25% ),
10/23/28 .................................. United States 2,850,247 2,866,935 0 .60
US Radiology Specialists, Inc. (US Outpatient Imaging
Services, Inc.), First Lien, CME Term Loan , 9.079% ,
( 3-month SOFR + 4.75% ), 12/15/27 .............. United States 1,736,518 1,740,503 0 .36
5,202,011 1 .09
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
Health Care Providers & Services
g
ADMI Corp., First Lien, Amendment No. 4 Refinancing
CME Term Loan , 7.801% , ( 1-month SOFR + 3.375% ),
12/23/27 .................................. United States 1,905,403 $ 1,888,731 0 .39
g
ADMI Corp., First Lien, Amendment No. 5 CME Term
Loan , 8.176% , ( 1-month SOFR + 3.75% ), 12/23/27 .. United States 1,465,362 1,455,288 0 .30
g
ADMI Corp., First Lien, CME Term Loan, B5 , 10.062% ,
( 1-month SOFR + 5.75% ), 12/23/27 .............. United States 334,286 338,464 0 .07
g ,h
Aveanna Healthcare LLC, First Lien, 2021 Extended CME
Term Loan , 8.364% , ( 3-month SOFR + 3.75% ), 7/17/28 United States 3,644,478 3,613,063 0 .76
i
Charlotte Buyer, Inc., First Lien, CME Term Loan , TBD,
1/31/32 ................................... United States 155,574 155,574 0 .03
g
Charlotte Buyer, Inc., First Lien, First Refinancing CME
Term Loan , 9.052% , ( 1-month SOFR + 4.75% ), 2/11/28 United States 3,124,006 3,139,829 0 .66
g
CNT Holdings I Corp., First Lien, Initial CME Term Loan ,
7.791% , ( 3-month SOFR + 3.5% ), 11/08/27 ........ United States 1,394,601 1,400,605 0 .29
g
Concentra Health Services, Inc., First Lien, Initial CME
Term Loan , 6.562% , ( 1-month SOFR + 2.25% ), 7/26/31 United States 306,923 307,882 0 .06
g
Dermatology Intermediate Holdings III, Inc., First Lien,
Initial CME Term Loan , 8.835% , ( 3-month SOFR +
4.25% ), 3/26/29 ............................. United States 1,388,054 1,347,064 0 .28
g
LifePoint Health, Inc., First Lien, 2024-2 Refinancing CME
Term Loan , 7.965% , ( 3-month SOFR + 3.5% ), 5/19/31 United States 1,105,144 1,101,348 0 .23
g
LifePoint Health, Inc., First Lien, CME Term Loan, B1 ,
8.052% , ( 3-month SOFR + 3.75% ), 5/19/31 ........ United States 2,200,000 2,195,875 0 .46
g
Medical Solutions Holdings, Inc., First Lien, CME Term
Loan , 7.891% , ( 3-month SOFR + 3.5% ), 11/01/28 ... United States 1,443,509 1,029,107 0 .22
g
MPH Acquisition Holdings LLC, First Lien, Initial CME
Term Loan , 9.026% , ( 3-month SOFR + 4.25% ), 9/01/28 United States 2,340,397 1,886,267 0 .39
g
National Mentor Holdings, Inc., First Lien, Initial CME
Term Loan , 8.165% , ( 1-month SOFR + 3.75%; 3-month
SOFR + 3.75% ), 3/02/28 ...................... United States 2,946,183 2,920,079 0 .61
g
National Mentor Holdings, Inc., First Lien, Initial CME
Term Loan, C , 8.179% , ( 3-month SOFR + 3.75% ),
3/02/28 ................................... United States 96,573 95,717 0 .02
g
PAREXEL International, Inc., First Lien, Fifth Amendment
CME Term Loan , 7.357% , ( 1-month SOFR + 3% ),
11/15/28 .................................. United States 1,358,475 1,365,967 0 .29
g
Pathway Vet Alliance LLC, First Lien, 2021 Replacement
CME Term Loan , 8.34% , ( 3-month SOFR + 3.75% ),
3/31/27 ................................... United States 2,768,841 2,272,928 0 .48
g
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 ,
6.812% , ( 1-month SOFR + 2.5% ), 2/21/31 ......... United States 2,265,811 2,277,435 0 .48
e ,g
Radiology Partners, Inc., First Lien, CME Term Loan, B ,
PIK, 8.275% , ( 3-month SOFR + 3.5% ), 1/31/29 ..... United States 2,049,532 2,026,171 0 .42
g
Star Parent, Inc., First Lien, CME Term Loan , 8.329% ,
( 3-month SOFR + 4% ), 9/27/30 ................. United States 1,736,875 1,717,214 0 .36
g
Surgery Center Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 7.061% , ( 1-month SOFR
+ 2.75% ), 12/19/30 .......................... United States 282,764 284,300 0 .06
g
US Anesthesia Partners, Inc., First Lien, Initial CME Term
Loan , 8.702% , ( 1-month SOFR + 4.25% ), 10/02/28 .. United States 1,576,650 1,571,558 0 .33
g
Waystar Technologies, Inc., First Lien, Initial CME Term
Loan , 8.237% , ( 12-month SOFR + 3% ), 10/22/29 .... United States 880,556 886,059 0 .19
35,276,525 7 .38
a a a a a a
g
Health Care Technology
AthenaHealth Group, Inc., First Lien, Initial CME Term
Loan , 7.312% , ( 1-month SOFR + 3% ), 2/15/29 ...... United States 4,596,571 4,607,810 0 .97

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Health Care Technology (continued)
Cotiviti, Inc., First Lien, New CME Term Loan, B , 7.087% ,
( 1-month SOFR + 2.75% ), 5/01/31 ............... United States 1,860,961 $ 1,876,081 0 .39
6,483,891 1 .36
a a a a a a
g
Hotels, Restaurants & Leisure
e
24 Hour Fitness Worldwide, Inc., First Lien, Exit CME
Term Loan , PIK, 9.59% , ( 3-month SOFR + 5% ),
12/29/25 .................................. United States 8,904,763 3,517,382 0 .74
h
Aramark Services, Inc., First Lien, CME Term Loan, B8 ,
6.312% , ( 1-month SOFR + 2% ), 6/24/30 .......... United States 327,103 329,188 0 .07
Bally's Corp., First Lien, CME Term Loan, B , 7.802% ,
( 3-month SOFR + 3.25% ), 10/02/28 .............. United States 1,352,017 1,281,226 0 .27
Caesars Entertainment, Inc., First Lien, 2023 Incremental
CME Term Loan, B , 6.562% , ( 1-month SOFR + 2.25% ),
2/06/30 ................................... United States 1,230,881 1,236,524 0 .26
Entain plc, First Lien, CME Term Loan, B3 , 7.079% ,
( 3-month SOFR + 2.75% ), 10/31/29 .............. United Kingdom 1,021,261 1,027,552 0 .21
Fertitta Entertainment LLC, First Lien, Initial CME Term
Loan, B , 7.812% , ( 1-month SOFR + 3.5% ), 1/29/29 .. United States 2,001,978 2,014,600 0 .42
Flutter Financing BV, First Lien, 2024 Refinancing CME
Term Loan, B , 6.079% , ( 3-month SOFR + 1.75% ),
12/02/30 .................................. Ireland 1,327,582 1,330,430 0 .28
Flynn Restaurant Group LP, First Lien, CME Term Loan ,
8.721% , ( 1-month SOFR + 4.25% ), 12/01/28 ....... United States 2,455,724 2,462,624 0 .51
h
8.305% , ( 12-month SOFR + 4% ), 1/20/32 .......... United States 1,287,714 1,287,978 0 .27
Golden State Foods LLC, First Lien, Initial CME Term
Loan , 8.576% , ( 1-month SOFR + 4.25% ), 10/07/31 .. United States 847,458 858,369 0 .18
Great Canadian Gaming Corp., First Lien, CME Term
Loan, B , 9.087% , ( 3-month SOFR + 4.75% ), 11/01/29 Canada 1,142,356 1,147,000 0 .24
Hilton Grand Vacations Borrower LLC, First Lien, Initial
CME Term Loan , 6.812% , ( 1-month SOFR + 2.5% ),
8/02/28 ................................... United States 923,471 926,708 0 .19
IRB Holding Corp., First Lien, Term Loan, B , 7.423% ,
( 1-month SOFR + 2.75% ), 12/15/27 .............. United States 410,792 412,572 0 .09
Light & Wonder International, Inc., First Lien, CME Term
Loan, B2 , 6.551% , ( 1-month SOFR + 2.25% ), 4/16/29 United States 1,672,976 1,682,219 0 .35
Ontario Gaming GTA LP, First Lien, CME Term Loan, B ,
8.579% , ( 3-month SOFR + 4.25% ), 8/01/30 ........ Canada 2,039,422 2,050,170 0 .43
Penn Entertainment, Inc., First Lien, CME Term Loan, B ,
6.812% , ( 1-month SOFR + 2.5% ), 5/03/29 ......... United States 1,337,218 1,347,334 0 .28
Scientific Games Holdings LP, First Lien, 2024
Refinancing Dollar CME Term Loan , 7.296% , ( 3-month
SOFR + 3% ), 4/04/29 ......................... United States 1,710,907 1,718,743 0 .36
Whatabrands LLC, First Lien, 2024 Term Loan, B ,
7.323% , ( 1-month SOFR + 2.75% ), 8/03/28 ........ United States 1,651,512 1,659,711 0 .35
26,290,330 5 .50
a a a a a a
Household Durables
g
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 ,
8.021% , ( 3-month SOFR + 3.5% ), 2/25/29 ......... Netherlands 1,431,176 1,436,543 0 .30
Household Products
g
Energizer Holdings, Inc., First Lien, 2024 Refinancing
CME Term Loan , 6.3% , ( 1-month SOFR + 2% ),
12/22/27 .................................. United States 453,613 454,463 0 .09

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Independent Power and Renewable Electricity Producers
Calpine Construction Finance Co. LP, First Lien,
Refinancing CME Term Loan , 6.312% , ( 1-month SOFR
+ 2% ), 7/19/30 .............................. United States 796,000 $ 797,767 0 .17
Calpine Corp., First Lien, Term Loan , 6.573% , ( 1-month
SOFR + 2% ), 1/31/31 ......................... United States 995,000 996,448 0 .21
Talen Energy Supply LLC, First Lien, 2024-1 Incremental
CME Term Loan, B , 7.023% , ( 3-month SOFR + 2.5% ),
12/11/31 .................................. United States 322,870 324,620 0 .07
Talen Energy Supply LLC, First Lien, Initial CME Term
Loan, B , 7.023% , ( 3-month SOFR + 2.5% ), 5/17/30 .. United States 729,483 733,130 0 .15
2,851,965 0 .60
a a a a a a
g
Insurance
Acrisure LLC, First Lien, CME Term Loan, B6 , 7.313% ,
( 1-month SOFR + 3% ), 11/06/30 ................ United States 3,588,519 3,601,833 0 .75
Alliant Holdings Intermediate LLC, First Lien, Initial CME
Term Loan , 7.052% , ( 1-month SOFR + 2.75% ), 9/19/31 United States 2,919,386 2,931,983 0 .61
h
AmWINS Group, Inc., First Lien, CME Term Loan, B ,
6.457% , ( 12-month SOFR + 2.25% ), 1/23/32 ....... United States 321,064 322,107 0 .07
AssuredPartners, Inc., First Lien, 2024 CME Term Loan ,
7.812% , ( 1-month SOFR + 3.5% ), 2/14/31 ......... United States 4,499,554 4,508,328 0 .94
Asurion LLC, First Lien, New CME Term Loan, B11 ,
8.662% , ( 1-month SOFR + 4.25% ), 8/21/28 ........ United States 1,136,763 1,139,781 0 .24
Asurion LLC, First Lien, New CME Term Loan, B8 ,
7.676% , ( 1-month SOFR + 3.25% ), 12/23/26 ....... United States 1,215,663 1,216,216 0 .26
Asurion LLC, Second Lien, New CME Term Loan, B3 ,
9.676% , ( 1-month SOFR + 5.25% ), 1/31/28 ........ United States 2,652,263 2,600,213 0 .54
Asurion LLC, Second Lien, New CME Term Loan, B4 ,
9.676% , ( 1-month SOFR + 5.25% ), 1/19/29 ........ United States 3,248,036 3,167,598 0 .66
Broadstreet Partners, Inc., First Lien, 2024 CME Term
Loan, B , 7.312% , ( 1-month SOFR + 3% ), 6/16/31 .... United States 900,576 906,101 0 .19
HUB International Ltd., First Lien, 2024-1 Incremental
CME Term Loan , 7.043% , ( 3-month SOFR + 2.75% ),
6/20/30 ................................... United States 3,983,761 4,003,122 0 .84
Sedgwick Claims Management Services, Inc., First Lien,
2024 CME Term Loan , 7.312% , ( 1-month SOFR + 3% ),
7/31/31 ................................... United States 4,484,643 4,515,183 0 .95
Truist Insurance Holdings LLC, First Lien, CME Term
Loan, B , 7.079% , ( 3-month SOFR + 2.75% ), 5/06/31 . United States 1,904,248 1,912,579 0 .40
30,825,044 6 .45
a a a a a a
g
IT Services
Amentum Holdings, Inc., First Lien, Initial CME Term
Loan , 6.562% , ( 1-month SOFR + 2.25% ), 9/29/31 ... United States 972,222 970,278 0 .20
e
Aventiv Technologies LLC, Second Lien, CME Term Loan ,
PIK, 13.64% , ( 3-month SOFR + 9% ), 11/03/25 ...... United States 2,788 146 0.00
†
Barracuda Networks, Inc., First Lien, Initial CME Term
Loan , 8.791% , ( 3-month SOFR + 4.5% ), 8/15/29 .... United States 1,631,186 1,441,307 0 .30
Fortress Intermediate 3, Inc., First Lien, Initial CME Term
Loan , 7.812% , ( 1-month SOFR + 3.5% ), 6/27/31 .... United States 1,972,275 1,978,448 0 .42
Foundever Worldwide Corp., First Lien, Initial Dollar CME
Term Loan , 8.176% , ( 1-month SOFR + 3.75% ), 8/28/28 France 1,670,109 1,165,946 0 .25
Gainwell Acquisition Corp., First Lien, CME Term Loan, B ,
8.429% , ( 3-month SOFR + 4% ), 10/01/27 .......... United States 1,420,408 1,356,135 0 .28
6,912,260 1 .45
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
Leisure Products
g
Recess Holdings, Inc., First Lien, Initial CME Term Loan ,
8.047% , ( 1-month SOFR + 3.75% ), 2/20/30 ........ United States 106,988 $ 108,259 0 .02
g
Machinery
CPM Holdings, Inc., First Lien, Initial CME Term Loan ,
8.837% , ( 1-month SOFR + 4.5% ), 9/28/28 ......... United States 2,481,203 2,370,579 0 .50
Crosby US Acquisition Corp., First Lien, Amendment No.
4 Replacement CME Term Loan , 7.812% , ( 1-month
SOFR + 3.5% ), 8/16/29 ....................... United States 827,780 836,964 0 .17
h
Filtration Group Corp., First Lien, 2021 Incremental CME
Term Loan , 7.971% , ( 1-month SOFR + 3.5% ), 10/23/28 United States 2,592,308 2,615,976 0 .55
Pro Mach Group, Inc., First Lien, Amendment No. 4 CME
Term Loan , 7.812% , ( 1-month SOFR + 3.5% ), 8/31/28 United States 1,078,149 1,088,143 0 .23
TK Elevator Midco GmbH, First Lien, CME Term Loan, C ,
7.737% , ( 6-month SOFR + 3.5% ), 4/30/30 ......... Germany 1,922,365 1,938,888 0 .40
8,850,550 1 .85
a a a a a a
g
Media
Cengage Learning, Inc., First Lien, 2024 Refinancing
CME Term Loan , 7.936% , ( 1-month SOFR + 3.5%;
3-month SOFR + 3.5% ), 3/24/31 ................ United States 3,313,509 3,334,533 0 .70
DIRECTV Financing LLC, First Lien, 2024 Refinancing
CME Term Loan, B , 9.802% , ( 3-month SOFR + 5.25% ),
8/02/29 ................................... United States 210,000 208,921 0 .04
Gray Media, Inc., First Lien, CME Term Loan, D , 7.452% ,
( 1-month SOFR + 3% ), 12/01/28 ................ United States 2,535,756 2,337,904 0 .49
iHeartCommunications, Inc., First Lien, Refinanced CME
Term Loan, B , 10.391% , ( 3-month SOFR + 5.775% ),
5/01/29 ................................... United States 2,787,836 2,482,052 0 .52
McGraw-Hill Education, Inc., First Lien, 2024 CME Term
Loan , 8.329% , ( 3-month SOFR + 4% ), 8/01/31 ...... United States 1,686,263 1,705,899 0 .36
MH Sub I LLC, First Lien, CME Term Loan , 8.607% ,
( 1-month SOFR + 4.25% ), 5/03/28 ............... United States 2,173,217 2,153,527 0 .45
h
MH Sub I LLC, Second Lien, 2021 Replacement CME
Term Loan , 10.562% , ( 1-month SOFR + 6.25% ),
2/23/29 ................................... United States 1,600,000 1,583,336 0 .33
Nexstar Media, Inc., First Lien, CME Term Loan, B4 ,
6.926% , ( 1-month SOFR + 2.5% ), 9/18/26 ......... United States 422,355 424,202 0 .09
Virgin Media Bristol LLC, First Lien, Advance CME Term
Loan, Q , 7.671% , ( 1-month SOFR + 3.25% ), 1/31/29 . United States 1,788,848 1,765,978 0 .37
15,996,352 3 .35
a a a a a a
Oil, Gas & Consumable Fuels
g
UGI Energy Services LLC, First Lien, Initial CME Term
Loan , 6.857% , ( 1-month SOFR + 2.5% ), 2/22/30 .... United States 1,257,978 1,269,250 0 .26
Paper & Forest Products
g
Glatfelter Corp., First Lien, CME Term Loan , 8.764% ,
( 3-month SOFR + 4.25% ), 11/04/31 .............. United States 1,000,000 1,006,565 0 .21
g
Passenger Airlines
AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term
Loan , 9.305% , ( 3-month SOFR + 4.75% ), 4/20/28 ... United States 983,958 1,009,123 0 .21
Air Canada, First Lien, CME Term Loan , 6.337% ,
( 3-month SOFR + 2% ), 3/21/31 ................. Canada 728,096 733,669 0 .15
American Airlines, Inc., First Lien, Initial CME Term Loan ,
6.959% , ( 6-month SOFR + 2.25% ), 6/04/29 ........ United States 891,000 893,450 0 .19
United Airlines, Inc., First Lien, CME Term Loan, B ,
6.297% , ( 3-month SOFR + 2% ), 2/24/31 .......... United States 832,902 836,842 0 .17

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Passenger Airlines (continued)
WestJet Loyalty LP, First Lien, Initial CME Term Loan ,
7.579% , ( 3-month SOFR + 3.25% ), 2/14/31 ........ Canada 3,028,807 $ 3,043,951 0 .64
6,517,035 1 .36
a a a a a a
g
Pharmaceuticals
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing
CME Term Loan , 8.312% , ( 1-month SOFR + 4% ),
4/23/31 ................................... United States 368,534 371,859 0 .08
Grifols Worldwide Operations USA, Inc., First Lien,
CME Term Loan, B , 6.462% , ( 1-month SOFR + 2% ),
11/15/27 .................................. Spain 448,187 446,255 0 .09
Jazz Financing Lux SARL, First Lien, Dollar CME Term
Loan, B2 , 6.562% , ( 1-month SOFR + 2.25% ), 5/05/28 United States 769,473 772,521 0 .16
Organon & Co., First Lien, Dollar CME Term Loan ,
7.737% , ( 12-month SOFR + 2.5% ), 5/19/31 ........ United States 868,359 872,700 0 .18
Perrigo Investments LLC, First Lien, 2024 Refinancing
CME Term Loan, B , 6.312% , ( 1-month SOFR + 2% ),
4/20/29 ................................... United States 931,596 934,507 0 .20
Southern Veterinary Partners LLC, First Lien, 2024-3 New
CME Term Loan , 7.715% , ( 3-month SOFR + 3.25% ),
12/04/31 .................................. United States 517,241 521,876 0 .11
3,919,718 0 .82
a a a a a a
g
Professional Services
CHG Healthcare Services, Inc., First Lien, 2024 CME
Term Loan , 8.276% , ( 3-month SOFR + 3.5% ), 9/29/28 United States 787,244 794,258 0 .17
CHG Healthcare Services, Inc., First Lien, Initial CME
Term Loan , 8.276% , ( 3-month SOFR + 3.5% ), 9/29/28 United States 814,464 821,187 0 .17
CoreLogic, Inc., First Lien, Initial CME Term Loan ,
7.926% , ( 1-month SOFR + 3.5% ), 6/02/28 ......... United States 2,580,000 2,575,562 0 .54
Dun & Bradstreet Corp. (The), First Lien, Incremental
CME Term Loan, B2 , 6.561% , ( 1-month SOFR
+ 2.25% ), 1/18/29 ........................... United States 796,940 799,371 0 .17
Grant Thornton Advisors LLC, First Lien, Initial CME Term
Loan , 7.607% , ( 1-month SOFR + 3.25% ), 5/31/31 ... United States 775,833 779,107 0 .16
Ingenovis Health, Inc., First Lien, Initial CME Term Loan ,
9.026% , ( 3-month SOFR + 4.25% ), 3/06/28 ........ United States 261,362 134,275 0 .03
Soliant Lower Intermediate LLC, First Lien, Initial CME
Term Loan , 8.062% , ( 1-month SOFR + 3.75% ), 7/18/31 United States 1,412,180 1,413,063 0 .29
7,316,823 1 .53
a a a a a a
Real Estate Management & Development
g
Cushman & Wakefield US Borrower LLC, First Lien,
2024-3 CME Term Loan , 7.562% , ( 1-month SOFR +
3.25% ), 1/31/30 ............................. United States 104,214 104,996 0 .02
Semiconductors & Semiconductor Equipment
g
MKS Instruments, Inc., First Lien, 2024-1 Dollar CME
Term Loan, B , 6.589% , ( 1-month SOFR + 2.25% ),
8/17/29 ................................... United States 1,613,940 1,624,035 0 .34
g
Software
Boxer Parent Co., Inc., First Lien, 2031 New Dollar CME
Term Loan , 8.335% , ( 3-month SOFR + 3.75% ), 7/30/31 United States 2,000,000 2,010,960 0 .42
Central Parent LLC, First Lien, 2024 Refinancing CME
Term Loan , 7.579% , ( 3-month SOFR + 3.25% ), 7/06/29 United States 2,255,354 2,159,073 0 .45
Cloud Software Group, Inc., First Lien, Incremental CME
Term Loan, B , 8.079% , ( 3-month SOFR + 3.75% ),
3/21/31 ................................... United States 1,212,928 1,222,832 0 .26

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Software (continued)
Cloud Software Group, Inc., First Lien, Initial Dollar
CME Term Loan, B , 7.829% , ( 3-month SOFR + 3.5% ),
3/30/29 ................................... United States 3,514,309 $ 3,541,774 0 .74
Cloudera, Inc., First Lien, Initial CME Term Loan , 8.162% ,
( 1-month SOFR + 3.75% ), 10/09/28 .............. United States 1,187,752 1,187,604 0 .25
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan ,
8.428% , ( 3-month SOFR + 4% ), 12/09/31 .......... United States 910,530 920,205 0 .19
ConnectWise LLC, First Lien, Initial CME Term Loan ,
8.09% , ( 3-month SOFR + 3.5% ), 9/29/28 .......... United States 787,817 795,105 0 .17
Cornerstone OnDemand, Inc., First Lien, Initial CME Term
Loan , 8.176% , ( 1-month SOFR + 3.75% ), 10/16/28 .. United States 874,461 787,155 0 .16
ECI Macola/Max Holding LLC, First Lien, CME Term
Loan, B , 7.579% , ( 3-month SOFR + 3.25% ), 5/09/30 . United States 1,895,093 1,917,606 0 .40
Epicor Software Corp., First Lien, CME Term Loan, E ,
7.062% , ( 1-month SOFR + 2.75% ), 5/30/31 ........ United States 3,603,866 3,637,147 0 .76
Flexera Software LLC, First Lien, CME Term Loan, B2 ,
8.099% , ( 1-month SOFR + 3.5% ), 3/03/28 ......... United States 327,919 330,808 0 .07
h
Genesys Cloud Services Holdings II LLC, First Lien,
CME Term Loan, B , 6.707% , ( 12-month SOFR + 2.5% ),
1/23/32 ................................... United States 4,432,338 4,448,981 0 .93
IGT Holding IV AB, First Lien, CME Term Loan, B2 ,
7.953% , ( 1-day SOFR + 3.4% ), 3/31/28 ........... Sweden 990,031 996,842 0 .21
McAfee Corp., First Lien, CME Term Loan, B1 , 7.337% ,
( 1-month SOFR + 3% ), 3/01/29 ................. United States 4,045,415 4,065,136 0 .85
PointClickCare Technologies, Inc., First Lien, 2024-1
CME Term Loan , 7.579% , ( 3-month SOFR + 3.25% ),
11/03/31 .................................. Canada 666,667 672,293 0 .14
Polaris Newco LLC, First Lien, Dollar CME Term Loan ,
8.552% , ( 3-month SOFR + 4% ), 6/02/28 .......... United States 1,231,318 1,234,218 0 .26
h
Project Alpha Intermediate Holding, Inc., First Lien,
Second Amendment Refinancing CME Term Loan ,
7.579% , ( 3-month SOFR + 3.25% ), 10/28/30 ....... United States 2,337,507 2,362,951 0 .49
Project Boost Purchaser LLC, First Lien, Initial CME Term
Loan , 7.307% , ( 1-month SOFR + 3% ), 7/16/31 ...... United States 2,289,541 2,309,815 0 .48
Project Ruby Ultimate Parent Corp., First Lien,
Incremental CME Term Loan, B4 , 7.426% , ( 1-month
SOFR + 3% ), 3/10/28 ......................... United States 445,522 448,075 0 .09
Rocket Software, Inc., First Lien, CME Term Loan ,
8.562% , ( 1-month SOFR + 4.25% ), 11/28/28 ....... United States 1,558,458 1,580,097 0 .33
Sovos Compliance LLC, First Lien, Initial CME Term
Loan , 8.926% , ( 1-month SOFR + 4.5% ), 8/11/28 .... United States 2,085,359 2,100,999 0 .44
UKG, Inc., First Lien, Initial CME Term Loan , 7.3% ,
( 3-month SOFR + 3% ), 2/10/31 ................. United States 3,868,757 3,896,129 0 .82
Wave Distribution Holdings LLC, First Lien, Dollar CME
Term Loan , 7.925% , ( 1-month SOFR + 3.5% ), 3/05/27 United States 1,480,632 1,494,306 0 .31
Zelis Payments Buyer, Inc., First Lien, Amendment No. 5
CME Term Loan , 7.562% , ( 1-month SOFR + 3.25% ),
11/26/31 .................................. United States 1,879,195 1,889,239 0 .40
46,009,350 9 .62
a a a a a a
g
Specialty Retail
e
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK,
10.457% , ( 1-month SOFR + 6% ), 10/07/26 ......... United States 5,077,709 3,567,090 0 .75
h
Great Outdoors Group LLC, First Lien, CME Term Loan,
B , 7.552% , ( 1-month SOFR + 3.25% ), 1/23/32 ...... United States 294,118 296,446 0 .06
Great Outdoors Group LLC, First Lien, CME Term Loan,
B1 , 8.221% , ( 1-month SOFR + 3.75% ), 3/06/28 ..... United States 1,490,543 1,502,341 0 .31

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Specialty Retail (continued)
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B ,
8.84% , ( 3-month SOFR + 4.25% ), 4/17/28 ......... United States 330,253 $ 269,156 0 .06
Petco Health & Wellness Co., Inc., First Lien, Initial CME
Term Loan , 7.84% , ( 3-month SOFR + 3.25% ), 3/03/28 United States 3,710,943 3,573,917 0 .75
RealTruck Group, Inc., First Lien, Initial CME Term Loan ,
7.926% , ( 1-month SOFR + 3.5% ), 1/31/28 ......... United States 1,743,465 1,689,426 0 .35
h
RelaDyne, Inc., First Lien, CME Term Loan , 8.312% ,
( 1-month SOFR + 4% ), 12/23/30 ................ United States 2,274,419 2,281,049 0 .48
Specialty Building Products Holdings LLC, First Lien,
Initial CME Term Loan , 8.207% , ( 1-month SOFR +
3.75% ), 10/16/28 ............................ United States 694,643 693,017 0 .14
White Cap Supply Holdings LLC, First Lien, CME Term
Loan, C , 7.562% , ( 1-month SOFR + 3.25% ), 10/19/29 United States 1,558,229 1,563,613 0 .33
15,436,055 3 .23
a a a a a a
g
Textiles, Apparel & Luxury Goods
ABG Intermediate Holdings 2 LLC, First Lien, 2024
Refinancing CME Term Loan , 7.987% , ( 12-month
SOFR + 2.75% ), 12/21/28 ..................... United States 131,455 132,224 0 .03
h
ABG Intermediate Holdings 2 LLC, First Lien, CME Term
Loan, B1 , 6.56% , ( 1-month SOFR + 2.25% ), 12/21/28 United States 1,110,073 1,116,567 0 .23
Flash Charm, Inc., First Lien, CME Term Loan, B2 ,
8.071% , ( 3-month SOFR + 3.5% ), 3/02/28 ......... United States 1,558,904 1,490,219 0 .31
Hanesbrands, Inc., First Lien, Initial CME Term Loan, B ,
8.062% , ( 1-month SOFR + 3.75% ), 3/08/30 ........ United States 718,118 726,197 0 .15
3,465,207 0 .72
a a a a a a
Trading Companies & Distributors
g
Foundation Building Materials, Inc., First Lien, 2024
Incremental CME Term Loan , 8.291% , ( 3-month SOFR
+ 4% ), 1/29/31 .............................. United States 2,917,644 2,872,522 0 .60
g
Transportation Infrastructure
LaserShip, Inc., First Lien, CME Term Loan, B1 , 9.278% ,
( 3-month SOFR + 4.5% ), 8/10/29 ................ United States 2,421,684 1,668,952 0 .35
LaserShip, Inc., First Lien, CME Term Loan, D , 9.278% ,
( 3-month SOFR + 4.5% ), 8/10/29 ................ United States 1,753,633 467,641 0 .10
2,136,593 0 .45
a a a a a a
Wireless Telecommunication Services
g
Crown Subsea Communications Holding, Inc., First Lien,
2024 CME Term Loan , 9.228% , ( 12-month SOFR +
4% ), 1/30/31 ............................... United States 1,123,387 1,135,851 0 .24
Total Senior Floating Rate Interests (Cost $ 382,381,787 ) ..................
375,642,583 78 .57
Shares/Units
Escrows and Litigation Trusts
a,c
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00
a,c
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
Total Escrows and Litigation Trusts (Cost $ – ) ............................
— 0.00
Total Long Term Investments (Cost $ 436,047,325 ) ........................
420,326,605 87 .92
a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
j
Joint Repurchase Agreement , 4.32% , 2/03/25 (Maturity Value $ 67,463,836 )
BNP Paribas Securities Corp. (Maturity Value $37,889,040)
Deutsche Bank Securities, Inc. (Maturity Value $20,481,346)
HSBC Securities (USA), Inc. (Maturity Value $9,093,450)
Collateralized by U.S. Government Agency Securities, 3% - 6.5%, 8/15/39
- 12/20/54; U.S. Treasury Bills, 2/11/25 - 12/26/25; and U.S. Treasury
Notes, 4.88%, 10/31/28 (valued at $ 68,815,202 ) ................... 67,439,557 $ 67,439,557 14 .11
Total Repurchase Agreements (Cost $ 67,439,557 ) ........................
67,439,557 14 .11
a a a
Total Short Term Investments (Cost $ 67,439,557 ) .........................
67,439,557 14 .11
a
Total Investments (Cost $ 503,486,882 ) ..................................
$487,766,162 102 .03
Other Assets, less Liabilities ...........................................
(9,713,793) ( 2 .03 )
Net Assets ...........................................................
$478,052,369 100.00
See Abbreviations on page 29 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.01% of net assets.
a
Non-income producing.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2025, the aggregate value of these securities was $31,306,719, representing 6.5% of net assets.
e
Income may be received in additional securities and/or cash.
f
See Note 1(e) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
See Note 1(b) regarding joint repurchase agreement.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
January 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Floating Rate
Master Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $433,221,022
Cost - Non-controlled affiliates (Note 3 d ) ........................................................ 2,826,303
Cost - Unaffiliated repurchase agreements ...................................................... 67,439,557
Value - Unaffiliated issuers .................................................................. $417,588,633
Value - Non-controlled affiliates (Note 3 d ) ....................................................... 2,737,972
Value - Unaffiliated repurchase agreements ...................................................... 67,439,557
Cash .................................................................................... 6,088,677
Receivables:
Investment securities sold ................................................................... 6,811,920
Dividends and interest ..................................................................... 4,203,676
Unrealized appreciation on unfunded loan commitments (Note 7 ) ....................................... 866
Total assets .......................................................................... 504,871,301
Liabilities:
Payables:
Investment securities purchased .............................................................. 23,320,929
Management fees ......................................................................... 191,098
Trustees' fees and expenses ................................................................. 3
Distributions to shareholders ................................................................. 3,284,207
Accrued expenses and other liabilities ........................................................... 22,695
Total liabilities ......................................................................... 26,818,932
Net assets, at value ................................................................. $478,052,369
Net assets consist of:
Paid-in capital ............................................................................. $895,072,503
Total distributable earnings (losses) ............................................................. (417,020,134)
Net assets, at value ................................................................. $478,052,369
Shares outstanding ......................................................................... 67,646,242
Net asset value and maximum offering price per share ($478,052,369÷67,646,242 shares outstanding)
a
.......... $7.07
a
Net asset value per share may not recalculate due to rounding.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the six months ended January 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Floating Rate
Master Series
Investment income:
Dividends: (net of foreign taxes of $93,334)
Unaffiliated issuers ........................................................................ $405,697
Non-controlled affiliates (Note 3 d ) ............................................................. 153,759
Interest:
Unaffiliated issuers ........................................................................ 20,916,784
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 299
Non-controlled affiliates (Note 3 d ) ............................................................. 2,552
Total investment income ................................................................... 21,479,091
Expenses:
Management fees (Note 3 a ) ................................................................... 1,237,879
Custodian fees ............................................................................ 85
Reports to shareholders fees .................................................................. 1,247
Professional fees ........................................................................... 72,081
Trustees' fees and expenses .................................................................. 2,661
Other .................................................................................... 20,025
Total expenses ......................................................................... 1,333,978
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (96,088)
Net expenses ......................................................................... 1,237,890
Net investment income ................................................................ 20,241,201
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (2,849,941)
Non-controlled affiliates (Note 3 d ) ........................................................... (161,568)
Net realized gain (loss) .................................................................. (3,011,509)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (814,491)
Non-controlled affiliates (Note 3 d ) ........................................................... 131,602
Unfunded loan commitments (Note 7 ) .......................................................... (4,200)
Net change in unrealized appreciation (depreciation) ............................................ (687,089)
Net realized and unrealized gain (loss) ............................................................ (3,698,598)
Net increase (decrease) in net assets resulting from operations .......................................... $16,542,603

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Floating Rate Master Series
Six Months Ended
January 31, 2025
(unaudited)
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $20,241,201 $40,570,410
Net realized gain (loss) ................................................. (3,011,509) (2,545,951)
Net change in unrealized appreciation (depreciation) ........................... (687,089) 3,966,248
Net increase (decrease) in net assets resulting from operations ................ 16,542,603 41,990,707
Distributions to shareholders .............................................. (21,154,997) (42,942,066)
Capital share transactions (Note 2 ) .......................................... (32,270,849) 126,180,240
Net increase (decrease) in net assets ................................... (36,883,243) 125,228,881
Net assets:
Beginning of period ..................................................... 514,935,612 389,706,731
End of period .......................................................... $478,052,369 $514,935,612

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
Franklin Floating Rate Master Series

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin Floating Rate Master Series (Fund).
The Fund follows the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund's shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on January 31, 2025.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At January 31, 2025, the
Fund had no securities on loan.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Income Taxes
The Fund is a disregarded entity for U.S. income tax
purposes. As such, no provision has been made for income
taxes because all income, expenses, gains and losses are
allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income in the
Statement of Operations. The Fund may receive other
income from investments in senior secured corporate loans
or unfunded commitments, including amendment fees,
consent fees or commitment fees. These fees are recorded
as income when received by the Fund. Facility fees are
recognized as income over the expected term of the loan.
Dividend income is recorded on the ex-dividend date except
for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. The Fund's
gross investment income is distributed to the owner daily
and paid monthly. Net capital gains (or losses) realized
by the Fund will not be distributed. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
January 31, 2025
Year Ended
July 31, 2024
Shares Amount Shares Amount
Shares sold ................................... 18,434,580 $130,868,219 52,856,297 $380,607,512
Shares redeemed ............................... (22,967,187) (163,139,068) (35,328,448) (254,427,272)
Net increase (decrease) .......................... (4,532,607) $(32,270,849) 17,527,849 $126,180,240
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended January 31, 2025, the annualized gross effective investment management fee rate was 0.530% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.530% Up to and including $2.5 billion
0.450% Over $2.5 billion, up to and including $6.5 billion
0.430% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
e. Waiver and Expense Reimbursements
Advisers has voluntarily agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations)
of the Fund do not exceed 0.53% based on the average net assets of the Fund. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end. Advisers may discontinue this waiver at any time upon notice to the
Board.
f. Other Affiliated Transactions
At January 31, 2025, Franklin Floating Rate Fund, PLC owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Income Taxes
At January 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Senior Loan ETF .... $6,866,074 $— $(4,098,136) $(161,568) $131,602 $2,737,972 112,166 $153,759
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.089% $— $8,597,000 $(8,597,000) $— $— $— — $2,552
Total Affiliated Securities ... $6,866,074 $8,597,000 $(12,695,136) $(161,568) $131,602 $2,737,972 $156,311
Cost of investments .......................................................................... $504,205,306
Unrealized appreciation ........................................................................ $4,256,853
Unrealized depreciation ........................................................................ (20,695,997)
Net unrealized appreciation (depreciation) .......................................................... $(16,439,144)
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2025, aggregated
$83,287,887 and $135,279,490, respectively.
6. Credit Risk
At January 31, 2025, the Fund had 80.8% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At January 31, 2025, unfunded commitments were as follows:
8. Shareholder Distributions
For the period ended January 31, 2025, the Fund made the following distributions:
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Borrower Unfunded Commitment
Franklin Floating Rate Master Series
Chrysaor Bidco SARL $ 35,196
Signia Aerospace LLC 58,388
$ 93,584
Payment Date Amount Per Share
8/30/2024 $0.056649
9/30/2024 0.055759
10/31/2024 0.055825
11/29/2024 0.051812
12/31/2024 0.054829
1/31/2025 0.049595
Total $0.324469

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Floating Rate Master Series
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2025, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Industrial Machinery & Supplies & Components $ — $ 4,474,326 $ — $ 4,474,326
Leisure Facilities ....................... — 4,421 — 4,421
Oil & Gas Exploration & Production ......... 2,114,785 — — 2,114,785
Management Investment Companies ......... 6,758,522 — — 6,758,522
Preferred Stocks ........................ — 25,248 — 25,248
Warrants .............................. — — 1 1
Corporate Bonds ........................ — 31,306,719 — 31,306,719
Senior Floating Rate Interests ............... — 375,642,583 — 375,642,583
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 67,439,557 — 67,439,557
Total Investments in Securities ........... $8,873,307 $478,892,854 $1 $487,766,162
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $866 $— $866
Total Other Financial Instruments ......... $— $866 $— $866
a
Includes financial instruments determined to have no value.
9. Credit Facility
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Floating Rate Master Series
(continued)
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
TBD
To Be Determined
11. Operating Segments
(continued)

Franklin Floating Rate Master Trust

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4021-SFSOI 03/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Floating Rate Master Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	March 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	March 31, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	March 31, 2025